Contract liabilities	12 Months Ended
Aug. 31, 2023
Contract liabilities
Contract liabilities

14. Contract liabilities

	2023	2022
	$	$
Opening balance	1,029,318	898,713
Payments received in advance	3,330,235	2,502,080
Boat sale deposits	151,572	87,609
Payments reimbursed	(8,131)	(2,615)
Transferred to revenues	(2,718,943)	(2,475,307)
Currency translation	31,680	18,838
Closing balance	1,815,731	1,029,318